SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Computations
EARNINGS PER SHARE COMPUTATIONS
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2011	2010	2009
Numerator:
Earnings/Income attributable to common shareholders	$1,331	$709	$1,119

Denominator:
Weighted-average common shares outstanding for basic EPS	239,720	244,736	243,339
Dilutive effect of stock options, restricted stock awards and
restricted stock units	1,803	3,206	4,045
Weighted-average common shares outstanding for diluted EPS	241,523	247,942	247,384

Earnings per share:
Basic	$5.55	$2.90	$4.60
Diluted	$5.51	$2.86	$4.52

Schedule Of Common Stock Activity [Abstract]
Schedule Of Common Stock Activity
COMMON STOCK ACTIVITY

	2011	2010	2009
Common shares outstanding, January 1	240,447,416	246,507,865	243,324,281
Savings plan issuance	―	560,600	1,021,023
Shares released from ESOP	350,815	363,733	309,023
Stock options exercised	958,126	912,725	1,835,184
Restricted stock issuances	11,876	―	37,233
Restricted stock units vesting(1)	2,625	―	―
Shares repurchased	(1,836,177)	(8,108,579)	(396,046)
Common stock investment plan(2)	―	217,772	381,167
Shares forfeited and other	―	(6,700)	(4,000)
Common shares outstanding, December 31	239,934,681	240,447,416	246,507,865
(1)	Includes dividend equivalents.
(2)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

Shareholder Ranking [Abstract]
Shareholder Ranking

Four-Year Cumulative Total Shareholder Return Ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy Common Shares Received for Each Restricted Stock Unit(2)
75th Percentile or Above	1.5
50th Percentile	1
35th Percentile or Below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each restricted stock unit.
(2)	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.